IFRS 7 - Disclosure - Liquidity Risk - Summary of Credit Related Commitments (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of commitments [Line Items]
Capital commitment	$ 300,257	$ 280,359
Cash collateral on securities lent	2,731	2,024
Personal, home equity, and credit card lines [member]
Disclosure of commitments [Line Items]
Capital commitment	116,500	111,700
Securities lending [member]
Disclosure of commitments [Line Items]
Cash collateral on securities lent	$ 2,700	$ 2,000